Accounts Payable, Other Payables and Accrued Liabilities - Schedule of Accounts Payable, Other Payables and Accrued Liabilities (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Accounts Payable, Other Payables and Accrued Liabilities [Abstract]
Accounts payables	$ 28,816	$ 22,656	$ 28,816
Salary payables	92,518	72,740	75,404
Other payables	71,088	55,891	185,202
Accrued expenses	468,917	368,674	67,427
Total accounts payable, other payables and accrued liabilities	$ 661,339	$ 519,961	$ 356,849